Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,166,000
Previously Paid Amount	0.00
Total Fee Amount	101.44
Total Offset Amount	0.00
Net Fee	$ 101.44